Note 9 - Staff Numbers and Costs - Aggregate Remuneration Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 5,465	$ 15,372	$ 14,550
Social security costs	430	730	795
Pension contributions	369	844	850
Short-term compensated absences	366	1,277	1,200
Total	$ 6,630	$ 18,223	$ 17,395